Consolidated statements of financial position - ARS ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Noncurrent Assets
Intangible assets	$ 9,976	$ 8,114	$ 7,279
Property, plant and equipment	354,443	308,014	270,905
Investments in associates and joint ventures	6,045	5,488	4,372
Assets held for disposal	8,823	0	0
Net deferred income tax assets	588	564	954
Other receivables	1,335	3,909	2,501
Trade receivables	2,210	87	469
Investment in financial assets	0	7,737	0
Total noncurrent assets	383,420	333,913	286,480
Current Assets
Inventories	27,291	21,820	19,258
Other receivables	12,684	13,456	19,413
Trade receivables	40,649	33,645	22,111
Investment in financial assets	12,936	7,548	804
Cash and cash equivalents	28,738	10,757	15,387
Total current assets	122,298	87,226	76,973
TOTAL ASSETS	505,718	421,139	363,453
SHAREHOLDERS' EQUITY
Shareholders' contributions	10,402	10,403	10,349
Reserves, other comprehensive income and retained earnings	141,893	108,352	110,064
Shareholders' equity attributable to shareholders of the parent company	152,295	118,755	120,413
Non-controlling interest	238	(94)	48
TOTAL SHAREHOLDERS' EQUITY	152,533	118,661	120,461
Noncurrent Liabilities
Provisions	54,734	47,358	39,623
Liabilities associated with assets held for disposal	4,193	0	0
Net deferred income tax liabilities	37,645	42,465	44,812
Taxes payable	220	98	207
Loans	151,727	127,568	77,934
Other liabilities	277	336	340
Accounts payable	1,655	2,187	285
Total noncurrent liabilities	250,451	220,012	163,201
Current Liabilities
Provisions	2,442	1,994	2,009
Income tax liability	191	176	1,487
Taxes payable	6,879	4,440	6,047
Salaries and social security	4,132	3,094	2,452
Loans	39,336	26,777	27,817
Other liabilities	2,383	4,390	413
Accounts payable	47,371	41,595	39,566
Total current liabilities	102,734	82,466	79,791
TOTAL LIABILITIES	353,185	302,478	242,992
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 505,718	$ 421,139	$ 363,453